Significant subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Consolidated subsidiaries
Schedule of consolidated subsidiaries

	Country of	December 31,	December 31,	December 31,
	incorporation	2021	2020	2019
Headhunter LLC	Russia	100%	100%	100%
Zarplata.ru LLC (see Note 8(b))	Russia	100%	100%	—
Skillaz LLC (see Note 8(a))	Russia	74.99%	—	—
Zemenik LLC	Russia	100%	100%	100%
Headhunter FSU Limited	Cyprus	100%	100%	100%
Headhunter KZ LLC	Kazakhstan	66%	66%	66%
100 Rabot TUT LLC[1]	Belarus	50%	50%	50%
Vsya rabota LLC[1]	Belarus	50%	50%	—

[1] The Group includes the operations of 100 Rabot TUT LLC and Vsya rabota LLC in its consolidated financial statements because it has the power to direct the operations of the subsidiaries at its own discretion and for its own benefit through the representation of the majority of the Board members by the directors of the Company.